Foreign currency exchange rate (Tables)	12 Months Ended
Dec. 31, 2021
Effects Of Changes In Foreign Exchange Rates [Abstract]
Schedule of Foreign currency exchange rate	The following exchange rates have been used for the translation of the financial statements of ADCT UK, the functional currency of which is the British pound:

USD / GBP	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Closing rate, GBP 1	1.3512	1.3650	1.3186
Weighted average exchange rate, GBP 1	1.3741	1.2842	1.2747